Unbilled Revenue And Billings In Excess Of Costs And Estimated Earnings On Uncompleted Contracts	12 Months Ended
Dec. 31, 2011
Unbilled Revenue And Billings In Excess Of Costs And Estimated Earnings On Uncompleted Contracts [Abstract]
Unbilled Revenue And Billings In Excess Of Costs And Estimated Earnings On Uncompleted Contracts
6.	Unbilled revenue and billings in excess of costs and estimated earnings on uncompleted contracts (dollars in thousands):

	As of December 31,
	2011	2010
	(Successor)	(Predecessor)
Cost incurred on uncompleted contracts	$39,912	$40,344
Estimated earnings	48,154	32,476
Less: Billings to date	(76,710)	(60,010)

Total	$11,356	$12,810

Included in the accompanying balance sheet under the following captions:
Unbilled revenue	$30,060	$30,731
Billings in excess of costs and estimated earnings on uncompleted contracts	(18,704)	(17,921)

Total	$11,356	$12,810